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STEPHANIE CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

November 17, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (“Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 7

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 7 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Institutional Shares of the Goldman Sachs Multi-Manager Non-Core Fixed Income Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7127.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron